Cover Page - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35123
Entity Registrant Name	GOLAR LNG PARTNERS LP
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	2nd Floor, S.E. Pearman Building
Entity Address, Address Line Two	9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Entity Common Stock, Shares Outstanding	69,301,636
Preferred units, outstanding (in shares)	5,520,000	5,520,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001415916
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	2nd Floor, S.E. Pearman Building
Entity Address, Address Line Two	9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Contact Personnel Name	Graham Robjohns
City Area Code	441
Local Phone Number	295-4705
8.75% Series A Cumulative Redeemable Preferred Units
Entity Information [Line Items]
Preferred units, outstanding (in shares)	5,520,000
NASDAQ/NMS (GLOBAL MARKET) | Common Units Representing Limited Partner Interest
Entity Information [Line Items]
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	GMLP
Security Exchange Name	NASDAQ
NASDAQ/NMS (GLOBAL MARKET) | 8.75% Series A Cumulative Redeemable Preferred Units
Entity Information [Line Items]
Title of 12(b) Security	8.75% Series A Cumulative Redeemable Preferred Units
Trading Symbol	GMLPP
Security Exchange Name	NASDAQ